SHORT-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2019
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS
Short-term investments consist of both
held-to-maturity
 and
available-for-sale
 investments. Fixed-income financial products purchased from banks in China are classified as held-to-maturity
 investments as the Group has the positive intent and ability to hold the investments to maturity. The maturity of the financial product is
34
days, with interest rate of
3.15
%
for the product the Group hold
s
at the year ended September 30, 2019. These
held-to-maturity
 investments are classified as short-term investments on the consolidated balance sheets as its contractual maturity dates are less than one year. Financial products purchased from banks with early redemption option and no specified maturity date are classified as short-term available-for-sale
 investments and are measured at fair value on a recurring basis.

While these fixed-income financial products are not publicly traded, the Group esti
m
ated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No OTTI loss was recognized for the years ended September 30, 2018 and 2019.
Short-term investments consisted of the following:

	As of September 30,
	2018	2019
	US$	US$
Held-to-maturity investments	2,634	1,517
Available-for-sale investments	14,439	20,601

	17,073	22,118